Disclosures about segments and related information (Schedule of Geographical Information) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 612,277	€ 1,418,067	€ 1,634,334
Long-lived assets	56,531	275,436	260,180
Total assets	1,551,249	1,499,506	1,582,221
Capital expenditures	17,063	68,162	89,218
Purchase of intangible assets	470	4,630	7,051
Europe [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	97,777	255,795	338,065
Long-lived assets	2,871	17,587	16,021
Total assets	60,709	473,561	406,586
Capital expenditures	3,693	7,098	7,425
Purchase of intangible assets	108	1,732	29
United States [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	147,036	197,566	185,943
Long-lived assets	24,429	22,567	13,110
Total assets	105,952	128,484	131,498
Capital expenditures	8,179	12,837	8,429
Purchase of intangible assets	0	437	779
Japan [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	36,623	59,385	96,697
Long-lived assets	15,112	17,313	18,273
Total assets	62,252	71,838	120,717
Capital expenditures	1,128	4,947	1,559
Purchase of intangible assets	0	72	635
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	330,841	905,321	1,013,629
Long-lived assets	14,075	217,849	212,605
Total assets	1,112,919	717,986	733,571
Capital expenditures	4,063	43,280	71,720
Purchase of intangible assets	124	997	1,378
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	0	0	0
Long-lived assets	44	120	171
Total assets	209,417	107,637	189,849
Capital expenditures	0	0	85
Purchase of intangible assets	€ 238	€ 1,392	€ 4,230